BREAKDOWN OF TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Breakdown Of Transactions
BREAKDOWN OF TRANSACTIONS

The following table reflects the share of non-controlling interests in the increase of share capital of the subsidiaries:

IN MILLIONS OF USD	2018	2017
AMS of South Florida JV	6.9	-
HG Logan Retailers JV	1.6	-
Hudson-Kellee JFK 7 JV	0.9	-
Seattle Air Ventures	0.8	-
Increase in share capital of other subsidiaries	5.3	11.0
Total	15.5	11.0

22.1	INFORMATION ON COMPANIES WITH NON-CONTROLLING INTERESTS

The non-controlling interests (NCI) comprise the portions in equity and net profit in 86 (Dec. 2018) subsidiaries that are not fully owned by the Group.

The list of subsidiaries (refer to the last note of these consolidated financial statements) provides the following information of most important subsidiaries with or without NCI's: name, principal place of business by country, the proportion of ownership hold by the Group and the total share capital (if applicable).

Our non-controlling interests consist of partners in either common law partnerships or LLC's (collectively, “NCI's”). Our partners own percentages of the NCI's are therefore entitled to distributions of net profit. While there is some variation among our agreements, it is generally the case that the Executive Management Committee, controlled by Hudson's majority of representatives, is obligated to distribute, each quarter, the excess of an appropriate reserve reasonably determined by the committee to be necessary to meet the current and anticipated needs of the NCI's. Such distributions are allocated among the partners, Hudson included, based on each partner's percentage interest in the NCI. Distributions are discretionary only to the extent that reserves are reasonably required as above stated.

Each of the NCI's is treated as a separate operating entity and each has its own revenues and expenses. No expenses of Hudson are shared with any NCI but Hudson does receive payments for “back office” services (financial, legal, HR, IT, etc.) that are provided to the NCI's by Hudson in amounts typically calculated as a percentage of the gross revenues of the NCI's. These amounts are stated in each NCI agreement and vary by agreement. They are established at the time of agreement by calculating the internal cost for the services as a percentage of Hudson's gross revenues and that percentage of the NCI's gross revenue is inserted in the NCI agreement as Hudson's compensation. Such payments are fees for services and not shared expenses.

In addition to the above, Hudson receives occasional, specific reimbursement for certain special services rendered and / or payroll spent on specific projects, including store openings. Store openings are an example. Large numbers of Hudson personnel are made available to NCI's in order to complete tasks in a mandated time frame that would be impossible to meet with the NCI's own employees.

With the exception of the one presented in the following tables, none of the subsidiaries have non-controlling interests that represents a material part of the NCI’s of the Group.

Summarized statement of comprehensive income

IN MILLIONS OF USD	2018	2017	2016
Hudson Las Vegas JV
Turnover	70.8	67.1	64.6
Depreciation, amortization and impairment	(1.7)	(1.3)	(1.4)
Net profit for the year	12.4	10.9	9.6
Non-controlling interest	27%	27%	27%
Non-controlling interest share of the net profit Hudson Las Vegas	3.3	2.9	2.6

Non-controlling interests in other subsidiaries	33.0	26.9	23.7
Total comprehensive income attributable to NCI	36.3	29.8	26.3

Summarized statement of financial position

IN MILLIONS OF USD	31.12.2018	31.12.2017	31.12.2016
Hudson Las Vegas JV
Cash and cash equivalents	6.6	5.2	4.1
Other current assets	7.4	7.2	8.0
Non-current assets	9.6	9.4	8.9
Other current liabilities	(4.0)	(3.5)	(3.5)
Net assets	19.6	18.3	17.5
Non-controlling interest	27%	27%	27%
Non-controlling interest share of the equity Hudson Las Vegas	5.3	4.9	4.7

Non-controlling interests in other subsidiaries	79.5	73.8	67.5
Total net assets attributable to NCI	84.8	78.7	72.2